Segmentation of key figures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 49,109	$ 48,518	$ 49,414
Sales to other segments			26
Net sales from continuing operations	49,109	48,518	49,440
Other revenues	1,026	918	947
Cost of goods sold	(17,175)	(17,520)	(17,404)
Gross profit from continuing operations	32,960	31,916	32,983
Marketing and Sales	(12,861)	(11,998)	(11,772)
Research and Development	(8,972)	(9,039)	(8,935)
General and Administration	(2,136)	(2,194)	(2,475)
Other income	1,969	1,927	2,049
Other expense	(2,331)	(2,344)	(2,873)
Operating income from continuing operations	8,629	8,268	8,977
Income from associated companies	1,108	703	266
Interest expense	(777)	(707)	(655)
Other financial income and expense	39	(447)	(454)
Income before taxes from continuing operations	8,999	7,817	8,134
Taxes	(1,296)	(1,119)	(1,106)
Net income from continuing operations	7,703	6,698	7,028
Net income/loss from discontinued operations			10,766
Net income	7,703	6,698	17,794
Attributable to
Shareholders of Novartis AG	7,703	6,712	17,783
Non-controlling interests	0	(14)	11
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	33,025	32,562	33,345
Sales to other segments	668	624	518
Net sales from continuing operations	33,693	33,186	33,863
Other revenues	898	815	792
Cost of goods sold	(9,007)	(9,331)	(9,204)
Gross profit from continuing operations	25,584	24,670	25,451
Marketing and Sales	(9,089)	(8,435)	(8,430)
Research and Development	(7,630)	(7,709)	(7,685)
General and Administration	(986)	(978)	(1,031)
Other income	1,027	1,091	1,149
Other expense	(1,124)	(1,213)	(1,639)
Operating income from continuing operations	7,782	7,426	7,815
Income from associated companies	(1)
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	10,060	10,144	10,070
Sales to other segments	118	104	128
Net sales from continuing operations	10,178	10,248	10,198
Other revenues	37	37	25
Cost of goods sold	(5,800)	(5,971)	(5,844)
Gross profit from continuing operations	4,415	4,314	4,379
Marketing and Sales	(1,811)	(1,681)	(1,679)
Research and Development	(774)	(814)	(782)
General and Administration	(315)	(300)	(346)
Other income	204	185	109
Other expense	(351)	(259)	(381)
Operating income from continuing operations	1,368	1,445	1,300
Income from associated companies	23	6	2
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	6,024	5,812	5,999
Sales to other segments	3
Net sales from continuing operations	6,027	5,812	5,999
Other revenues	3	4	23
Cost of goods sold	(3,231)	(3,092)	(3,145)
Gross profit from continuing operations	2,799	2,724	2,877
Marketing and Sales	(1,961)	(1,882)	(1,663)
Research and Development	(568)	(516)	(468)
General and Administration	(383)	(410)	(450)
Other income	47	48	54
Other expense	(124)	(96)	(69)
Operating income from continuing operations	(190)	(132)	281
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Sales to other segments	(789)	(728)	(620)
Net sales from continuing operations	(789)	(728)	(620)
Other revenues	88	62	107
Cost of goods sold	863	874	789
Gross profit from continuing operations	162	208	276
General and Administration	(452)	(506)	(648)
Other income	691	603	737
Other expense	(732)	(776)	(784)
Operating income from continuing operations	(331)	(471)	(419)
Income from associated companies	$ 1,086	$ 697	$ 264